Warrants and Share-based Payment	9 Months Ended
Sep. 30, 2019
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Warrants and Share-based Payment
Note 6—Warrants and Share-based Payment
Share-based Payment
Ascendis Pharma A/S has established warrant programs, equity-settled share-based payment transactions, as an incentive for all its employees, members of its Board of Directors and select external consultants.

Warrants are granted by the Company’s Board
of Directors in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S. As of September 30, 2019, 8,443,687 warrants had been granted, of which 19,580 warrants have been cancelled, 3,025,060 warrants have been exercised, 2,168 warrants have expired without being exercised, and 258,490 warrants have been forfeited. As of September 30, 2019, the Company’s Board of
Directors was authorized to grant up to 2,172,625 additional warrants to employees, board members and select consultants without pre-emptive
subscription rights for the shareholders of
the Company. Each
warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is fixed at the fair market value of the Company’s ordinary shares
at the time of grant as determined by
the Company’s Board of
Directors. The exercise prices of outstanding warrants under the Company’s warrant
programs range from €6.48 to €107.14 depending on the grant dates. Vested warrants may be exercised in two or four annual exercise periods. Apart from exercise prices and exercise periods, the programs are similar.
Warrant Activity
The following table specifies the warrant activity during the nine months ended September 30, 2019:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2019	5,611,629	29.03

Granted during the period	365,500	97.10
Exercised during the period	(812,532)	14.90
Forfeited during the period	(26,208)	52.23
Expired during the period	—	—

Outstanding at September 30, 2019	5,138,389	35.99

Vested at the balance sheet date	2,609,412	22.83

Warrant Compensation Costs
Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(EUR’000)		(EUR’000)
Research and development costs	5,060	1,963	15,239	6,313
General and administrative expenses	3,015	1,922	10,966	6,474

Total warrant compensation costs	8,075	3,885	26,205	12,787